Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Effect of dilutive securities on diluted earnings per share
The following summarizes the effect of dilutive securities on diluted EPS:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In millions, except per share amounts)
Amounts attributable to Molson Coors Brewing Company:
Net income (loss) from continuing operations	$355.6	$513.5	$565.3
Income (loss) from discontinued operations, net of tax	3.9	0.5	2.0
Net income (loss) attributable to Molson Coors Brewing Company	$359.5	$514.0	$567.3
Weighted-average shares for basic EPS	185.3	184.9	183.0
Effect of dilutive securities:
RSUs, DSUs, PUs and PSUs	0.7	0.5	0.5
Stock options and SOSARs	0.4	0.7	0.7
Weighted-average shares for diluted EPS	186.4	186.1	184.2
Basic net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations	$1.92	$2.78	$3.09
From discontinued operations	0.02	—	0.01
Basic net income (loss) attributable to Molson Coors Brewing Company per share	$1.94	$2.78	$3.10
Diluted net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations	$1.91	$2.76	$3.07
From discontinued operations	0.02	—	0.01
Diluted net income (loss) attributable to Molson Coors Brewing Company per share	$1.93	$2.76	$3.08
Dividends declared and paid per share	$1.64	$1.48	$1.28

Anti-dilutive securities excluded from computation of diluted earnings per share
The following anti-dilutive securities were excluded from the computation of the effect of dilutive securities on diluted earnings per share:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In millions)
RSUs, stock options and SOSARs	0.1	—	0.1